CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 4.2%
Entertainment - 1.4%
Walt Disney Co.	27,276	$2,424,563	*

Interactive Media & Services - 2.8%
Alphabet Inc., Class A Shares	35,444	4,704,128	*

TOTAL COMMUNICATION SERVICES		7,128,691

CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 1.0%
Aptiv PLC	15,163	1,660,197	*

Broadline Retail - 0.8%
Etsy Inc.	13,016	1,323,076	*

Hotels, Restaurants & Leisure - 1.9%
Booking Holdings Inc.	1,070	3,178,756	*

Specialty Retail - 3.6%
Home Depot Inc.	11,510	3,842,498
Williams-Sonoma Inc.	16,779	2,326,241

Total Specialty Retail		6,168,739

Textiles, Apparel & Luxury Goods - 1.6%
NIKE Inc., Class B Shares	24,100	2,660,399

TOTAL CONSUMER DISCRETIONARY		14,991,167

CONSUMER STAPLES - 7.5%
Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	7,299	4,092,330

Food Products - 1.7%
McCormick & Co. Inc., Non Voting Shares	32,935	2,947,024

Household Products - 3.4%
Colgate-Palmolive Co.	37,007	2,822,154
Procter & Gamble Co.	18,438	2,881,859

Total Household Products		5,704,013

TOTAL CONSUMER STAPLES		12,743,367

FINANCIALS - 12.7%
Banks - 2.9%
JPMorgan Chase & Co.	30,908	4,882,228

Capital Markets - 4.8%
BlackRock Inc.	3,362	2,484,014
Charles Schwab Corp.	34,116	2,255,067
Morgan Stanley	36,916	3,380,029

Total Capital Markets		8,119,110

Financial Services - 1.9%
Visa Inc., Class A Shares	13,936	3,313,005

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2023 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - 3.1%
Hartford Financial Services Group Inc.	37,461	$2,692,697
Progressive Corp.	19,992	2,518,592

Total Insurance		5,211,289

TOTAL FINANCIALS		21,525,632

HEALTH CARE - 17.4%
Biotechnology - 3.0%
BioMarin Pharmaceutical Inc.	26,357	2,317,571	*
Gilead Sciences Inc.	36,273	2,761,826

Total Biotechnology		5,079,397

Health Care Equipment & Supplies - 1.7%
Cooper Cos. Inc.	7,292	2,853,068

Health Care Providers & Services - 5.8%
CVS Health Corp.	41,006	3,062,738
Progyny Inc.	43,007	1,795,973	*
UnitedHealth Group Inc.	9,660	4,891,534

Total Health Care Providers & Services		9,750,245

Life Sciences Tools & Services - 3.6%
Danaher Corp.	12,017	3,065,056
Thermo Fisher Scientific Inc.	5,578	3,060,425

Total Life Sciences Tools & Services		6,125,481

Pharmaceuticals - 3.3%
Johnson & Johnson	18,156	3,041,675
Novo Nordisk A/S, ADR	16,352	2,634,307

Total Pharmaceuticals		5,675,982

TOTAL HEALTH CARE		29,484,173

INDUSTRIALS - 12.0%
Building Products - 3.5%
Trane Technologies PLC	16,909	3,372,331
Trex Co. Inc.	36,022	2,490,561	*

Total Building Products		5,862,892

Electrical Equipment - 6.3%
Bloom Energy Corp., Class A Shares	65,070	1,162,150	*
Eaton Corp. PLC	21,639	4,442,920
Regal Rexnord Corp.	19,637	3,066,907
Shoals Technologies Group Inc., Class A Shares	80,591	2,092,142	*

Total Electrical Equipment		10,764,119

Machinery - 2.2%
Deere & Co.	8,739	3,754,274

TOTAL INDUSTRIALS		20,381,285

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2023 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 1.9%
Cisco Systems Inc.	62,356	$3,245,006

Electronic Equipment, Instruments & Components - 1.7%
Keysight Technologies Inc.	18,048	2,907,172	*

IT Services - 1.6%
Accenture PLC, Class A Shares	8,689	2,748,765

Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV, Registered Shares	3,854	2,761,044
Enphase Energy Inc.	6,006	911,891	*
Lam Research Corp.	2,796	2,008,898
SolarEdge Technologies Inc.	7,358	1,776,663	*

Total Semiconductors & Semiconductor Equipment		7,458,496

Software - 10.9%
Microsoft Corp.	39,459	13,255,067
Salesforce Inc.	13,042	2,934,581	*
Synopsys Inc.	5,124	2,315,023	*

Total Software		18,504,671

Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc.	54,926	10,790,213

TOTAL INFORMATION TECHNOLOGY		45,654,323

MATERIALS - 3.1%
Chemicals - 1.6%
Ecolab Inc.	14,816	2,713,402

Containers & Packaging - 1.5%
Ball Corp.	43,714	2,565,575

TOTAL MATERIALS		5,278,977

REAL ESTATE - 3.3%
Industrial REITs - 1.8%
Prologis Inc.	23,401	2,919,275

Specialized REITs - 1.5%
Equinix Inc.	3,167	2,565,016

TOTAL REAL ESTATE		5,484,291

UTILITIES - 3.4%
Independent Power and Renewable Electricity Producers - 3.4%
Brookfield Renewable Corp., Class A Shares	68,687	2,140,974
NextEra Energy Partners LP	37,652	2,050,152
Ormat Technologies Inc.	20,044	1,629,577

TOTAL UTILITIES		5,820,703

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $146,977,374)		168,492,609

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2023 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	286,441	$286,441	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	122,760	122,760	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $409,201)			409,201

TOTAL INVESTMENTS - 99.6% (Cost - $147,386,575)			168,901,810
Other Assets in Excess of Liabilities - 0.4%			611,274

TOTAL NET ASSETS - 100.0%			$169,513,084

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $122,760 and the cost was $122,760 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$168,492,609	—	—	$168,492,609
Short-Term Investments†	409,201	—	—	409,201

Total Investments	$168,901,810	—	—	$168,901,810

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$447,333	$21,149,362	21,149,362	$21,473,935	21,473,935

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$24,997	—	$122,760

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